Segmentation of key figures - Net sales and other revenues by segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Net sales	$ 2,577	$ 2,482	$ 5,028	$ 4,926
Total other revenues	19	14	41	29
Net sales and other revenues	2,596	2,496	5,069	4,955
Operating segments
Disclosure of operating segments [line items]
Net sales	2,577	2,482	5,028	4,926
Surgical | Operating segments
Disclosure of operating segments [line items]
Net sales	1,455	1,423	2,786	2,761
Total other revenues	0	0	1	0
Surgical | Implantables | Operating segments
Disclosure of operating segments [line items]
Net sales	456	464	876	897
Surgical | Consumables | Operating segments
Disclosure of operating segments [line items]
Net sales	777	736	1,489	1,422
Surgical | Equipment/other | Operating segments
Disclosure of operating segments [line items]
Net sales	222	223	421	442
Vision Care | Operating segments
Disclosure of operating segments [line items]
Net sales	1,122	1,059	2,242	2,165
Total other revenues	19	14	40	29
Vision Care | Contact lenses | Operating segments
Disclosure of operating segments [line items]
Net sales	692	636	1,380	1,307
Vision Care | Ocular health | Operating segments
Disclosure of operating segments [line items]
Net sales	$ 430	$ 423	$ 862	$ 858